Sungy Mobile Limited (Parent Company) - Condensed Balance Sheets (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Series A- Redeemable Convertible Preferred Stock [Member] CNY	Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock [Member] CNY	Dec. 31, 2012 Series C Redeemable Convertible Preferred Stock [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] Series A- Redeemable Convertible Preferred Stock [Member] CNY	Dec. 31, 2012 Parent Company [Member] Series B Redeemable Convertible Preferred Stock [Member] CNY	Dec. 31, 2012 Parent Company [Member] Series C Redeemable Convertible Preferred Stock [Member] CNY
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	$ 125,442,030	759,388,415	$ 13,809,468	83,598,378	81,011,002	54,543,506				705,047,599	14,121,730	13,999,072	282,025
Prepaid expenses and other current assets	2,402,793	14,545,788		10,483,930						2,234,180
Investment in and amounts due from subsidiaries										236,814,824	126,730,258
Total assets	149,165,563	903,003,569		164,318,473						944,096,603	140,851,988
Accrued expenses and other current liabilities	8,391,129	50,797,381		39,356,316						3,320,945
Amounts due to subsidiaries										105,785,121	23,166,393
Total liabilities	11,234,952	68,013,032		46,632,878						109,106,066	23,166,393
Redeemable convertible preferred shares							21,940,700	159,973,556	265,213,659					21,940,700	159,973,556	265,213,659
Ordinary shares										133,483	42,360
Additional paid-in capital	183,566,975	1,111,259,393								1,111,259,393
Accumulated other comprehensive income	7,437,020	45,021,487		40,335,417						45,021,487	40,335,417
Accumulated deficit	(53,095,434)	(321,423,826)		(369,820,097)						(321,423,826)	(369,820,097)
Total shareholders' equity (deficit)	137,930,611	834,990,537		(329,442,320)	(288,138,186)	(208,547,277)				834,990,537	(329,442,320)
Commitments and contingencies	0	0		0
Total liabilities, redeemable convertible preferred shares and shareholders' equity (deficit)	$ 149,165,563	903,003,569		164,318,473						944,096,603	140,851,988